Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Rent expense	$ 299,629	$ 151,458
Future minimum lease payments two years	305,214
Future minimum lease payments next 12 months	526,185
Restricted cash	500,000	500,000
Line of Credit [Member]
Restricted cash	500,000	$ 500,000
Letter-of-credit with a bank	$ 500,000